Description of Business - Additional Information (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income (loss) per ordinary share - Basic	$ (3.86)	$ (8.17)	$ (15.86)	$ (13.45)	$ (36.88)
Net income (loss) per ordinary share - Diluted	$ (3.86)	(8.17)	$ (15.86)	$ (13.45)	$ (36.88)
Revision of Prior Period, Adjustment
Net income (loss) per ordinary share - Basic		0.96
Net income (loss) per ordinary share - Diluted		$ 0.96
Before Two Thousand And Twenty Five [Member]
Percentage Of Plastic Free Materials To Be Used	100.00%		100.00%	100.00%	100.00%